7. Business Acquisitions (Tables)	12 Months Ended
Mar. 31, 2021
United Combat League [Member]
Business combination purchase allocation
Consideration

Cash	$20,000
6,000,000 shares of common stock issued to the sellers valued using an observable market price	39,000
Total consideration	$59,000

Fair value of net identifiable assets (liabilities) acquired

Intangible assets - licenses for the right to hold fight events	$59,000

Pinnacle Combat [Member]
Business combination purchase allocation
Consideration
Cash	$20,000
8,000,000 shares of common stock issued to the sellers valued using an observable market price	62,400
Total consideration	$82,400

Fair values of identifiable net assets:
Property & equipment:
Cages	$54,000
Event asset (barriers)	3,420
Truck/trailer	1,710
Venture lighting system	14,250
Total identifiable net assets	73,380

Intangible assets:
Licenses for the right to hold fight events	34,048

Fair value of liabilities assumed:
Credit card liability	25,028

Fair value of net identifiable assets (liabilities) acquired	$82,400

Strike Hard Productions LLC [Member]
Business combination purchase allocation
Consideration
Cash	$20,000
9,000,000 shares of common stock issued to the sellers valued using an observable market price	52,200
Total consideration	$72,200

Fair values of identifiable net assets:
Property & equipment:
Cages	$22,000
Event asset (tables)	1,000
Total property & equipment	23,000

Intangible assets:
Licenses for the right to hold fight events	49,200

Total fair value of identifiable net assets	$72,200

One More Gym LLC [Member]
Business combination purchase allocation
Consideration
Cash	$30,000
6,000,000 shares of common stock issued to the sellers valued using an observable market price	31,800
Total consideration	$61,800

Fair values of identifiable net assets:
Property & equipment:
Cash	$2,392
Gym equipment	149,703
Inventory	10,000

Intangible assets:
Customer relationships	83,000

Fair value of liabilities assumed:
Liabilities	130,712

Fair value of net identifiable assets (liabilities) acquired	$114,383

Gain on bargain purchase	$52,583

CFit Indiana, Inc. [Member]
Business combination purchase allocation
Consideration
Cash	$115,000

Fair values of identifiable net assets:
Property & equipment:
Gym equipment	$133,850

Intangible assets:
Customer relationships	73,020

Total fair value of identifiable net assets	$206,870

Gain on bargain purchase	$91,870

Hillcrest Fitness [Member]
Business combination purchase allocation
Consideration
Cash	$100,000

Fair values of identifiable net assets:
Property & equipment:
Gym equipment	$85,989

Intangible assets:
Customer relationships	14,011

Total fair value of identifiable net assets	$100,000